Schedule of company’s segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Total Revenues	$ 4,011,005	$ 3,706,458	$ 3,764,295
Cost of revenue	3,248,850	2,864,383	2,894,296
GROSS PROFIT	762,155	842,075	869,999
Salary Expense	794,937	749,437	595,211
Impairment loss on intangible assets	14,755,560
Bad debt expense	44,885	2,463	2,759,819
Other Segment items	787,471	223,452	169,644
Segment loss	(15,620,699)	(133,277)	(2,654,675)
Professional fees	1,282,865	2,364,263	1,330,769
Loss on debt settlement	448,000	645,612
Other corporate expenses	290,597	1,997,767	1,793,102
LOSS BEFORE INCOME TAXES	(17,642,162)	(8,434,781)	(25,028,694)
Change in fair value of prepaid forward purchase liabilities		1,303,658	12,911,503
Loss on settlement of prepaid forward contracts		2,635,816
Earnout share payment			5,199,629
Impairment loss on intangible assets			1,139,016
Property Management Services [Member]
Revenue from External Customer [Line Items]
Total Revenues	3,921,982	3,706,458	3,764,295
Cost of revenue	3,214,862	2,864,383	2,894,296
GROSS PROFIT	707,120	842,075	869,999
Salary Expense	680,792	749,437	595,211
Impairment loss on intangible assets
Bad debt expense		2,463	2,759,819
Other Segment items	214,442	223,452	169,644
Segment loss	(188,144)	(133,277)	(2,654,675)
Holistic Wellness Consumer Products and Services [Member]
Revenue from External Customer [Line Items]
Total Revenues	89,023
Cost of revenue	33,988
GROSS PROFIT	55,035
Salary Expense	114,145
Impairment loss on intangible assets	14,755,560
Bad debt expense	44,885
Other Segment items	573,029
Segment loss	$ (15,432,585)